SCHEDULE OF FUTURE AMORTIZATION OF TRADEMARKS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Remainder of Fiscal Year	$ 6,666
Year One		6,666
Total	$ 6,666	$ 6,666